Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MainStay Moderate Growth Allocation Fund
Supplement [Text]	cik0001469192_SupplementTextTextBlock

MAINSTAY FUNDS TRUST

Supplement dated June 14, 2019 (“Supplement”) to

MainStay Asset Allocation Funds Prospectus, Summary Prospectuses and Statement of Additional
Information, each dated February 28, 2019, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Prospectus and Statement of Additional Information.

1.     Effective immediately, Class R1 shares are now available for sale for the following Fund:

MainStay Moderate Growth Allocation Fund

2.     Effective immediately, Class R2 shares are now available for sale for the following Funds:

MainStay Conservative Allocation Fund

MainStay Moderate Allocation Fund

MainStay Moderate Growth Allocation Fund

Supplement [Closing]	cik0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.